Shareholder Report, Line Graph (Details) 196216_Oaktree Emerging Markets Equity Fund_Class I_TSR SemiAnnual {Class I} - USD ($)							6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 03, 2021	Jun. 30, 2026
Class I
Account Value [Line Items]
Line Graph and Table Measure Name							Class I
Accumulated Value	$ 1,150,122	$ 787,647	$ 806,784	$ 768,772	$ 882,233	$ 1,000,000	$ 1,308,528
MSCI Emerging Markets Net Total Return (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Net Total Return (USD) Index
Accumulated Value	$ 1,138,549	$ 852,424	$ 792,922	$ 721,967	$ 903,491	$ 1,000,000	$ 1,410,045